Loss per share calculation (Details) - GBP (£) £ / shares in Units, £ in Thousands, shares in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Earnings per share [abstract]
Loss for the period	£ (4,937)	£ (5,338)
Weighted average number of ordinary shares for basic loss per share (in shares)	336,089	153,427
Weighted average number of ordinary shares for diluted loss per share (in shares)	336,089	153,427
Basic loss per ordinary share from operations (in GBP per share)	£ (0.01)	£ (0.03)
Diluted loss per ordinary share from operations (in GBP per share)	£ (0.01)	£ (0.03)